UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2005
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   August 11, 2005


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total:   $40223



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Mellon Natl Short-Term Bd Fd C MFUND            58551X660      145 11439.785SH       SOLE                11439.785
1st Commonwealth Finl          COM              319829107      299    21810 SH       SOLE                    21810
3M Company                     COM              88579Y101      555     7670 SH       SOLE                     7670
Action Performance Cos.        COM              004933107      106    12070 SH       SOLE                    12070
Amer. Finl. Realty Tr.         COM              02607P305      363    23620 SH       SOLE                    23620
American Intl. Group           COM              026874107      265     4562 SH       SOLE                     4562
Amgen Inc.                     COM              031162100      411     6795 SH       SOLE                     6795
Anheuser-Busch Cos.            COM              035229103      337     7375 SH       SOLE                     7375
Argon State, Inc.              COM              040149106      235     6620 SH       SOLE                     6620
Auto. Data Processing          COM              053015103      761    18130 SH       SOLE                    18130
Bank of America                COM              060505104      293     6420 SH       SOLE                     6420
Bemis Co.                      COM              081437105      443    16680 SH       SOLE                    16680
Burlington Resources           COM              122014103      689    12480 SH       SOLE                    12480
CVS Corp.                      COM              126650100      801    27560 SH       SOLE                    27560
Cadbury Schweppes              COM              127209302      411    10720 SH       SOLE                    10720
Cardinal Health                COM              14149Y108      506     8785 SH       SOLE                     8785
Cisco Systems Inc.             COM              17275R102      240    12570 SH       SOLE                    12570
Citigroup, Inc.                COM              172967101      480    10374 SH       SOLE                    10374
Citizens Communications        COM              17453B101      411    30545 SH       SOLE                    30545
Colgate-Palmolive Co.          COM              194162103      442     8850 SH       SOLE                     8850
Colonial Properties Trust      COM              195872106      442    10045 SH       SOLE                    10045
Compass Minerals Intl.         COM              20451N101      309    13210 SH       SOLE                    13210
ConAgra Foods                  COM              205887102      871    37625 SH       SOLE                    37625
Crawford & Co. Cl. A           COM              224633206      169    25320 SH       SOLE                    25320
Dell, Inc.                     COM              24702R101     1000    25335 SH       SOLE                    25335
Dover Corp.                    COM              260003108      375    10300 SH       SOLE                    10300
Dow Jones & Co.                COM              260561105      362    10225 SH       SOLE                    10225
DuPont (E.I.)                  COM              263534109     1038    24126 SH       SOLE                    24126
Duke Energy Corp.              COM              264399106      672    22590 SH       SOLE                    22590
EMCOR Group Inc.               COM              29084Q100      232     4740 SH       SOLE                     4740
Exxon Mobil Corp.              COM              30231G102     1612    28058 SH       SOLE                    28058
Fidelity Natl. Finance         COM              316326107      213     5961 SH       SOLE                     5961
Fifth Third Bancorp            COM              316773100      333     8100 SH       SOLE                     8100
First Data Corp.               COM              319963104      886    22070 SH       SOLE                    22070
GTECH Holdings Corp.           COM              400518106      210     7180 SH       SOLE                     7180
General Electric               COM              369604103      785    22645 SH       SOLE                    22645
Gruma S.A. de C.V. ADR         COM              400131306      180    19310 SH       SOLE                    19310
Health Mgm't Assoc.            COM              421933102      490    18720 SH       SOLE                    18720
Home Depot Inc.                COM              437076102      591    15191 SH       SOLE                    15191
Int'l Business Machines        COM              459200101      522     7035 SH       SOLE                     7035
Int'l Game Tech.               COM              459902102      428    15215 SH       SOLE                    15215
Intel Corp.                    COM              458140100      617    23721 SH       SOLE                    23721
Intuit Inc.                    COM              461202103      452    10025 SH       SOLE                    10025
Johnson & Johnson              COM              478160104      864    13294 SH       SOLE                    13294
Lance Inc.                     COM              514606102      311    18050 SH       SOLE                    18050
Lloyds TSB Grp PLC             COM              539439109      427    12555 SH       SOLE                    12555
MBNA Corp.                     COM              55262L100      635    24260 SH       SOLE                    24260
Maritrans, Inc.                COM              570363101      236     8730 SH       SOLE                     8730
Mattel Inc.                    COM              577081102      312    17075 SH       SOLE                    17075
Medtronic Inc.                 COM              585055106      383     7400 SH       SOLE                     7400
Microsoft Corp.                COM              594918104     1110    44677 SH       SOLE                    44677
NY Cmnty Bancorp               COM              649445103      330    18220 SH       SOLE                    18220
Natl. Fuel Gas                 COM              636180101      440    15225 SH       SOLE                    15225
Natl. Penn Bancshares          COM              637138108      386    15443 SH       SOLE                    15443
Newell Rubbermaid              COM              651229106      319    13395 SH       SOLE                    13395
Novartis AG                    COM              66987V109      296     6230 SH       SOLE                     6230
OSI Systems Inc.               COM              671044105      196    12400 SH       SOLE                    12400
PepsiCo Inc.                   COM              713448108      846    15679 SH       SOLE                    15679
Pfizer Inc.                    COM              717081103      879    31854 SH       SOLE                    31854
Pitney Bowes Inc.              COM              724479100      360     8272 SH       SOLE                     8272
Procter & Gamble               COM              742718109      331     6281 SH       SOLE                     6281
Regal Entertainment            COM              758766109      338    17885 SH       SOLE                    17885
Regions Financial              COM              7591EP100     1080    31875 SH       SOLE                    31875
SBC Communications             COM              78387G103      445    18743 SH       SOLE                    18743
Simon Property Group           COM              828806109      702     9680 SH       SOLE                     9680
Standard Register              COM              853887107      284    17960 SH       SOLE                    17960
TJX Companies                  COM              872540109      527    21630 SH       SOLE                    21630
TrustCo Bank                   COM              898349105      372    28480 SH       SOLE                    28480
Tyco International             COM              902124106      751    25718 SH       SOLE                    25718
UST Inc.                       COM              902911106      404     8850 SH       SOLE                     8850
United Technologies            COM              913017109      889    17310 SH       SOLE                    17310
UnitedHealth Group             COM              91324P102      318     6100 SH       SOLE                     6100
Verizon Communications         COM              92343V104      646    18685 SH       SOLE                    18685
Wachovia Corp.                 COM              929903102      703    14166 SH       SOLE                    14166
Washington Mutual              COM              939322103      796    19553 SH       SOLE                    19553
Waters Corp.                   COM              941848103      377    10130 SH       SOLE                    10130
Wells Fargo & Co.              COM              949746101      653    10611 SH       SOLE                    10611
Wyeth                          COM              983024100     1299    29188 SH       SOLE                    29188